Borrowings - Lease liabilities rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Accrued interest	$ 1,323
Current lease liabilities
Balance at beginning of period	3,793
Additions and modifications	3,575
Payments	(3,503)
Reclassification	664
Effect of translation	(70)
Balance at end of period	4,459
Non-current lease liabilities
Balance at beginning of period	7,929
Additions and modifications	2,500
Payments	0
Reclassification	(664)
Effect of translation	(297)
Balance at end of period	9,468
Total liabilities from financing activities
Beginning balance	11,722
Additions and modifications	6,075
Payments	(3,503)
Reclassification	0
Effect of translation	(367)
Ending balance	$ 13,927